Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000170217 | Sea8335656
Holdings [Line Items]
Percent of Total Investments	3.90%
C000170217 | Spotify Technology8335746
Holdings [Line Items]
Percent of Total Investments	3.90%
C000170217 | Fiserv8335694
Holdings [Line Items]
Percent of Total Investments	3.50%
C000170217 | Booking Holdings8335800
Holdings [Line Items]
Percent of Total Investments	3.50%
C000170217 | Netflix8335728
Holdings [Line Items]
Percent of Total Investments	3.50%
C000170217 | Apple8335790
Holdings [Line Items]
Percent of Total Investments	3.30%
C000170217 | Costco Wholesale8335677
Holdings [Line Items]
Percent of Total Investments	3.30%
C000170217 | PayPal Holdings8335731
Holdings [Line Items]
Percent of Total Investments	3.30%
C000170217 | DoorDash8335685
Holdings [Line Items]
Percent of Total Investments	3.20%
C000170217 | Home Depot8335700
Holdings [Line Items]
Percent of Total Investments	3.00%
C000170217 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000170217 | United States
Holdings [Line Items]
Percent of Net Asset Value	96.00%
C000170216 | Welltower8335524
Holdings [Line Items]
Percent of Total Investments	4.20%
C000170216 | Boston Scientific8335546
Holdings [Line Items]
Percent of Total Investments	3.60%
C000170216 | Chugai Pharmaceutical8335633
Holdings [Line Items]
Percent of Total Investments	3.60%
C000170216 | Bristol-Myers Squibb8335548
Holdings [Line Items]
Percent of Total Investments	3.30%
C000170216 | UCB8335584
Holdings [Line Items]
Percent of Total Investments	3.20%
C000170216 | Stryker8335514
Holdings [Line Items]
Percent of Total Investments	3.10%
C000170216 | AbbVie8335528
Holdings [Line Items]
Percent of Total Investments	3.00%
C000170216 | Alcon8335590
Holdings [Line Items]
Percent of Total Investments	3.00%
C000170216 | Medtronic PLC8335494
Holdings [Line Items]
Percent of Total Investments	2.90%
C000170216 | Amgen8335542
Holdings [Line Items]
Percent of Total Investments	2.90%
C000170216 | United States
Holdings [Line Items]
Percent of Net Asset Value	60.40%
C000170216 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000170216 | Spain
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000170216 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000170216 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000170216 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000170216 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000170216 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000170216 | China
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000170216 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000170216 | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000170216 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000171853 | NVIDIA8336099
Holdings [Line Items]
Percent of Total Investments	13.10%
C000171853 | Intuitive Surgical8336182
Holdings [Line Items]
Percent of Total Investments	10.50%
C000171853 | ABB8336117
Holdings [Line Items]
Percent of Total Investments	9.20%
C000171853 | Keyence8336145
Holdings [Line Items]
Percent of Total Investments	6.90%
C000171853 | SMC8336153
Holdings [Line Items]
Percent of Total Investments	5.20%
C000171853 | Dynatrace8336176
Holdings [Line Items]
Percent of Total Investments	4.80%
C000171853 | FANUC8336140
Holdings [Line Items]
Percent of Total Investments	3.70%
C000171853 | Pegasystems8336103
Holdings [Line Items]
Percent of Total Investments	3.40%
C000171853 | Daifuku8336136
Holdings [Line Items]
Percent of Total Investments	3.40%
C000171853 | Cognex8336174
Holdings [Line Items]
Percent of Total Investments	2.90%
C000171853 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000171853 | United States
Holdings [Line Items]
Percent of Net Asset Value	53.10%
C000171853 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000171853 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000171853 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000171853 | China
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000171853 | Japan
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000171853 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000171853 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000171853 | Norway
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000171853 | Finland
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000171851 | Fiserv8335983
Holdings [Line Items]
Percent of Total Investments	7.20%
C000171851 | PayPal Holdings8335936
Holdings [Line Items]
Percent of Total Investments	7.00%
C000171851 | Fidelity National Information Services8335981
Holdings [Line Items]
Percent of Total Investments	6.00%
C000171851 | Block8335971
Holdings [Line Items]
Percent of Total Investments	5.40%
C000171851 | Coinbase Global8335977
Holdings [Line Items]
Percent of Total Investments	5.30%
C000171851 | Intuit8335995
Holdings [Line Items]
Percent of Total Investments	4.70%
C000171851 | Adyen8335915
Holdings [Line Items]
Percent of Total Investments	4.50%
C000171851 | SS&C Technologies Holdings8335948
Holdings [Line Items]
Percent of Total Investments	4.30%
C000171851 | Toast8335951
Holdings [Line Items]
Percent of Total Investments	4.20%
C000171851 | Affirm Holdings8335961
Holdings [Line Items]
Percent of Total Investments	4.10%
C000171851 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000171851 | United States
Holdings [Line Items]
Percent of Net Asset Value	80.60%
C000171851 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000171851 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000171851 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000171851 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000171851 | China
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000171851 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000171851 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000171851 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000171851 | New Zealand
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000171851 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000171852 | Garmin8336035
Holdings [Line Items]
Percent of Total Investments	9.00%
C000171852 | Skyworks Solutions8336081
Holdings [Line Items]
Percent of Total Investments	4.90%
C000171852 | Renesas Electronics8336100
Holdings [Line Items]
Percent of Total Investments	4.60%
C000171852 | Samsara8336073
Holdings [Line Items]
Percent of Total Investments	4.10%
C000171852 | Dexcom8336029
Holdings [Line Items]
Percent of Total Investments	3.90%
C000171852 | Advantech8336107
Holdings [Line Items]
Percent of Total Investments	3.60%
C000171852 | STMicroelectronics8336095
Holdings [Line Items]
Percent of Total Investments	3.30%
C000171852 | Lattice Semiconductor8336055
Holdings [Line Items]
Percent of Total Investments	3.20%
C000171852 | Johnson Controls International8336053
Holdings [Line Items]
Percent of Total Investments	2.70%
C000171852 | eMemory Technology8336109
Holdings [Line Items]
Percent of Total Investments	2.70%
C000171852 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000171852 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000171852 | United States
Holdings [Line Items]
Percent of Net Asset Value	74.40%
C000171852 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000171852 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000171852 | China
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000171852 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000171852 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000171852 | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000171852 | Austria
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000171852 | France
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000171852 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000178804 | Trane Technologies PLC8336276
Holdings [Line Items]
Percent of Total Investments	3.70%
C000178804 | Eaton PLC8336177
Holdings [Line Items]
Percent of Total Investments	3.50%
C000178804 | Quanta Services8336248
Holdings [Line Items]
Percent of Total Investments	3.40%
C000178804 | Parker-Hannifin8336240
Holdings [Line Items]
Percent of Total Investments	3.40%
C000178804 | United Rentals8336285
Holdings [Line Items]
Percent of Total Investments	3.40%
C000178804 | Howmet Aerospace8336201
Holdings [Line Items]
Percent of Total Investments	3.30%
C000178804 | Emerson Electric8336181
Holdings [Line Items]
Percent of Total Investments	3.10%
C000178804 | Sempra8336260
Holdings [Line Items]
Percent of Total Investments	2.90%
C000178804 | Deere8336167
Holdings [Line Items]
Percent of Total Investments	2.70%
C000178804 | Fastenal8336186
Holdings [Line Items]
Percent of Total Investments	2.70%
C000178804 | Future
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000178804 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000178804 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000178804 | Materials
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000178804 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	74.80%
C000198888 | Tesla8336448
Holdings [Line Items]
Percent of Total Investments	4.40%
C000198888 | NVIDIA8336434
Holdings [Line Items]
Percent of Total Investments	3.40%
C000198888 | Microsoft8336428
Holdings [Line Items]
Percent of Total Investments	3.00%
C000198888 | Alphabet8336381
Holdings [Line Items]
Percent of Total Investments	2.90%
C000198888 | Honeywell International8336413
Holdings [Line Items]
Percent of Total Investments	2.80%
C000198888 | Toyota Motor8336353
Holdings [Line Items]
Percent of Total Investments	2.60%
C000198888 | QUALCOMM8336442
Holdings [Line Items]
Percent of Total Investments	2.40%
C000198888 | Hitachi8336342
Holdings [Line Items]
Percent of Total Investments	2.40%
C000198888 | Bloom Energy8336397
Holdings [Line Items]
Percent of Total Investments	2.10%
C000198888 | Geely Automobile Holdings8336331
Holdings [Line Items]
Percent of Total Investments	1.90%
C000198888 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000198888 | United States
Holdings [Line Items]
Percent of Net Asset Value	51.30%
C000198888 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000198888 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000198888 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000198888 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000198888 | China
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000198888 | Japan
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000198888 | France
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000198888 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000198888 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000198888 | Chile
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000198548 | Tesla8336547
Holdings [Line Items]
Percent of Total Investments	3.90%
C000198548 | Netflix8336510
Holdings [Line Items]
Percent of Total Investments	3.80%
C000198548 | ServiceNow8336532
Holdings [Line Items]
Percent of Total Investments	3.80%
C000198548 | Oracle8336517
Holdings [Line Items]
Percent of Total Investments	3.60%
C000198548 | Salesforce8336528
Holdings [Line Items]
Percent of Total Investments	3.50%
C000198548 | Cisco Systems8336478
Holdings [Line Items]
Percent of Total Investments	3.50%
C000198548 | International Business Machines8336502
Holdings [Line Items]
Percent of Total Investments	3.40%
C000198548 | Meta Platforms8336504
Holdings [Line Items]
Percent of Total Investments	3.20%
C000198548 | Alibaba Group Holding8336614
Holdings [Line Items]
Percent of Total Investments	3.20%
C000198548 | NVIDIA8336512
Holdings [Line Items]
Percent of Total Investments	3.10%
C000198548 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000198548 | United States
Holdings [Line Items]
Percent of Net Asset Value	72.10%
C000198548 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000198548 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000198548 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000198548 | China
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000198548 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000198548 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000198548 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000198548 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000198548 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000198548 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000198548 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000203266 | Natera8336795
Holdings [Line Items]
Percent of Total Investments	5.60%
C000203266 | Veracyte8336820
Holdings [Line Items]
Percent of Total Investments	5.20%
C000203266 | Arrowhead Pharmaceuticals8336760
Holdings [Line Items]
Percent of Total Investments	5.10%
C000203266 | CRISPR Therapeutics8336775
Holdings [Line Items]
Percent of Total Investments	4.40%
C000203266 | Bio-Techne8336767
Holdings [Line Items]
Percent of Total Investments	4.30%
C000203266 | BioNTech8336830
Holdings [Line Items]
Percent of Total Investments	4.20%
C000203266 | Agilent Technologies8336754
Holdings [Line Items]
Percent of Total Investments	4.10%
C000203266 | QIAGEN8336801
Holdings [Line Items]
Percent of Total Investments	4.10%
C000203266 | Sarepta Therapeutics8336812
Holdings [Line Items]
Percent of Total Investments	4.00%
C000203266 | Illumina8336783
Holdings [Line Items]
Percent of Total Investments	4.00%
C000203266 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000203266 | United States
Holdings [Line Items]
Percent of Net Asset Value	88.10%
C000203266 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000203266 | China
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000203266 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000203266 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000210838 | Snowflake8336883
Holdings [Line Items]
Percent of Total Investments	5.10%
C000210838 | Shopify8336881
Holdings [Line Items]
Percent of Total Investments	5.00%
C000210838 | Wix.com8336901
Holdings [Line Items]
Percent of Total Investments	4.50%
C000210838 | HubSpot8336862
Holdings [Line Items]
Percent of Total Investments	4.40%
C000210838 | Twilio8336887
Holdings [Line Items]
Percent of Total Investments	4.40%
C000210838 | Qualys8336874
Holdings [Line Items]
Percent of Total Investments	4.30%
C000210838 | Procore Technologies8336870
Holdings [Line Items]
Percent of Total Investments	4.20%
C000210838 | SPS Commerce8336885
Holdings [Line Items]
Percent of Total Investments	3.90%
C000210838 | Zscaler8336911
Holdings [Line Items]
Percent of Total Investments	3.90%
C000210838 | Workiva8336905
Holdings [Line Items]
Percent of Total Investments	3.80%
C000210838 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000210838 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000210838 | United States
Holdings [Line Items]
Percent of Net Asset Value	87.30%
C000210838 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000210838 | China
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000210838 | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000210838 | Israel
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000210838 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000214548 | Global X FinTech ETF8337009
Holdings [Line Items]
Percent of Total Investments	12.70%
C000214548 | Global X Lithium & Battery Tech ETF8337013
Holdings [Line Items]
Percent of Total Investments	12.30%
C000214548 | Global X E-commerce ETF8337007
Holdings [Line Items]
Percent of Total Investments	11.90%
C000214548 | Global X Disruptive Materials ETF8337005
Holdings [Line Items]
Percent of Total Investments	11.60%
C000214548 | Global X Data Center & Digital Infrastructure ETF8337003
Holdings [Line Items]
Percent of Total Investments	11.40%
C000214548 | Global X Video Games & Esports ETF8337019
Holdings [Line Items]
Percent of Total Investments	11.20%
C000214548 | Global X Solar ETF8337017
Holdings [Line Items]
Percent of Total Investments	10.40%
C000214548 | Global X Genomics & Biotechnology ETF8337011
Holdings [Line Items]
Percent of Total Investments	9.50%
C000214548 | Global X Renewable Energy Producers ETF8337015
Holdings [Line Items]
Percent of Total Investments	8.90%
C000214548 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000214548 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000214539 | Take-Two Interactive Software8336998
Holdings [Line Items]
Percent of Total Investments	7.20%
C000214539 | ROBLOX8336997
Holdings [Line Items]
Percent of Total Investments	7.10%
C000214539 | Electronic Arts8336993
Holdings [Line Items]
Percent of Total Investments	6.30%
C000214539 | Nintendo8336938
Holdings [Line Items]
Percent of Total Investments	6.00%
C000214539 | Unity Software8337000
Holdings [Line Items]
Percent of Total Investments	5.70%
C000214539 | International Games System8336974
Holdings [Line Items]
Percent of Total Investments	5.70%
C000214539 | Konami Group8336932
Holdings [Line Items]
Percent of Total Investments	5.50%
C000214539 | NetEase8336987
Holdings [Line Items]
Percent of Total Investments	5.40%
C000214539 | Bilibili8336979
Holdings [Line Items]
Percent of Total Investments	5.30%
C000214539 | Krafton8336948
Holdings [Line Items]
Percent of Total Investments	4.80%
C000214539 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000214539 | United States
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000214539 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000214539 | China
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000214539 | Japan
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000214539 | France
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000214539 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000214539 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000214539 | Poland
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000214985 | Fortinet8337023
Holdings [Line Items]
Percent of Total Investments	6.60%
C000214985 | Crowdstrike Holdings8337021
Holdings [Line Items]
Percent of Total Investments	6.30%
C000214985 | Zscaler8337008
Holdings [Line Items]
Percent of Total Investments	6.20%
C000214985 | Palo Alto Networks8337031
Holdings [Line Items]
Percent of Total Investments	5.80%
C000214985 | Gen Digital8337025
Holdings [Line Items]
Percent of Total Investments	5.80%
C000214985 | Check Point Software Technologies8337020
Holdings [Line Items]
Percent of Total Investments	5.70%
C000214985 | Qualys8337033
Holdings [Line Items]
Percent of Total Investments	5.30%
C000214985 | CyberArk Software8337022
Holdings [Line Items]
Percent of Total Investments	4.80%
C000214985 | A10 Networks8337018
Holdings [Line Items]
Percent of Total Investments	4.70%
C000214985 | Digital Arts8337010
Holdings [Line Items]
Percent of Total Investments	4.70%
C000214985 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000214985 | United States
Holdings [Line Items]
Percent of Net Asset Value	73.90%
C000214985 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000214985 | Japan
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000214985 | Israel
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000220776 | Hims & Hers Health8337163
Holdings [Line Items]
Percent of Total Investments	5.70%
C000220776 | Pro Medicus8337204
Holdings [Line Items]
Percent of Total Investments	5.00%
C000220776 | Doximity8337157
Holdings [Line Items]
Percent of Total Investments	4.80%
C000220776 | Masimo8337176
Holdings [Line Items]
Percent of Total Investments	4.60%
C000220776 | Insulet8337167
Holdings [Line Items]
Percent of Total Investments	4.30%
C000220776 | Labcorp Holdings8337219
Holdings [Line Items]
Percent of Total Investments	4.10%
C000220776 | Veracyte8337202
Holdings [Line Items]
Percent of Total Investments	4.10%
C000220776 | Dexcom8337154
Holdings [Line Items]
Percent of Total Investments	4.10%
C000220776 | ResMed8337192
Holdings [Line Items]
Percent of Total Investments	3.90%
C000220776 | Agilent Technologies8337148
Holdings [Line Items]
Percent of Total Investments	3.90%
C000220776 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000220776 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000220776 | United States
Holdings [Line Items]
Percent of Net Asset Value	84.50%
C000220776 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000220776 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000220776 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000220776 | China
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000220776 | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000222117 | Bloom Energy8337229
Holdings [Line Items]
Percent of Total Investments	10.90%
C000222117 | NEXTracker8337239
Holdings [Line Items]
Percent of Total Investments	6.70%
C000222117 | Xinyi Solar Holdings8337271
Holdings [Line Items]
Percent of Total Investments	5.60%
C000222117 | First Solar8337235
Holdings [Line Items]
Percent of Total Investments	5.30%
C000222117 | Nordex8337251
Holdings [Line Items]
Percent of Total Investments	5.00%
C000222117 | China Everbright Environment Group8337265
Holdings [Line Items]
Percent of Total Investments	4.80%
C000222117 | Vestas Wind Systems8337255
Holdings [Line Items]
Percent of Total Investments	4.20%
C000222117 | Enphase Energy8337233
Holdings [Line Items]
Percent of Total Investments	4.20%
C000222117 | Samsung SDI8337276
Holdings [Line Items]
Percent of Total Investments	4.20%
C000222117 | QuantumScape8337243
Holdings [Line Items]
Percent of Total Investments	4.10%
C000222117 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000222117 | United States
Holdings [Line Items]
Percent of Net Asset Value	45.30%
C000222117 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000222117 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000222117 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000222117 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000222117 | China
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000222117 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000222117 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000222117 | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000222117 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000222117 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000222332 | Digital Realty Trust8337325
Holdings [Line Items]
Percent of Total Investments	13.40%
C000222332 | Equinix8337326
Holdings [Line Items]
Percent of Total Investments	13.30%
C000222332 | American Tower8337319
Holdings [Line Items]
Percent of Total Investments	10.90%
C000222332 | Crown Castle8337323
Holdings [Line Items]
Percent of Total Investments	8.40%
C000222332 | GDS Holdings8337311
Holdings [Line Items]
Percent of Total Investments	7.00%
C000222332 | Keppel DC REIT8337305
Holdings [Line Items]
Percent of Total Investments	4.70%
C000222332 | SBA Communications8337338
Holdings [Line Items]
Percent of Total Investments	4.40%
C000222332 | Uniti Group8337341
Holdings [Line Items]
Percent of Total Investments	4.20%
C000222332 | China Tower8337297
Holdings [Line Items]
Percent of Total Investments	4.10%
C000222332 | NEXTDC8337295
Holdings [Line Items]
Percent of Total Investments	3.50%
C000222332 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000222332 | United States
Holdings [Line Items]
Percent of Net Asset Value	76.50%
C000222332 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000222332 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000222332 | China
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000222332 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000222332 | Nigeria
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000222332 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000226290 | Pentair PLC8337474
Holdings [Line Items]
Percent of Total Investments	8.50%
C000226290 | Ferguson Enterprises8337466
Holdings [Line Items]
Percent of Total Investments	8.30%
C000226290 | Ecolab8337460
Holdings [Line Items]
Percent of Total Investments	7.70%
C000226290 | American Water Works8337448
Holdings [Line Items]
Percent of Total Investments	7.50%
C000226290 | Xylem8337482
Holdings [Line Items]
Percent of Total Investments	7.30%
C000226290 | United Utilities Group8337506
Holdings [Line Items]
Percent of Total Investments	4.70%
C000226290 | Essential Utilities8337464
Holdings [Line Items]
Percent of Total Investments	4.50%
C000226290 | Severn Trent8337503
Holdings [Line Items]
Percent of Total Investments	4.50%
C000226290 | Core & Main8337458
Holdings [Line Items]
Percent of Total Investments	4.40%
C000226290 | Cia de Saneamento Basico do Estado de Sao Paulo SABESP8337491
Holdings [Line Items]
Percent of Total Investments	4.10%
C000226290 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000226290 | United States
Holdings [Line Items]
Percent of Net Asset Value	76.20%
C000226290 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000226290 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000226290 | China
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000226290 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000226290 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000226290 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000226290 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000228454 | Deere8337542
Holdings [Line Items]
Percent of Total Investments	13.50%
C000228454 | Corteva8337540
Holdings [Line Items]
Percent of Total Investments	12.40%
C000228454 | Nutrien8337554
Holdings [Line Items]
Percent of Total Investments	11.30%
C000228454 | Kubota8337583
Holdings [Line Items]
Percent of Total Investments	11.20%
C000228454 | CNH Industrial8337538
Holdings [Line Items]
Percent of Total Investments	5.20%
C000228454 | AGCO8337530
Holdings [Line Items]
Percent of Total Investments	4.80%
C000228454 | FMC8337544
Holdings [Line Items]
Percent of Total Investments	4.50%
C000228454 | Hebei Yangyuan Zhihui Beverage8337572
Holdings [Line Items]
Percent of Total Investments	4.30%
C000228454 | Yuan Longping High-tech Agriculture8337573
Holdings [Line Items]
Percent of Total Investments	4.00%
C000228454 | Unilever8337581
Holdings [Line Items]
Percent of Total Investments	3.90%
C000228454 | United States
Holdings [Line Items]
Percent of Net Asset Value	53.50%
C000228454 | Canada
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000228454 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000228454 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000228454 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000228454 | China
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000228454 | Japan
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000228454 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000228454 | Philippines
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000228454 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000228456 | MARA Holdings8337612
Holdings [Line Items]
Percent of Total Investments	13.80%
C000228456 | Coinbase Global8337606
Holdings [Line Items]
Percent of Total Investments	12.40%
C000228456 | Core Scientific8337608
Holdings [Line Items]
Percent of Total Investments	11.50%
C000228456 | Riot Platforms8337616
Holdings [Line Items]
Percent of Total Investments	8.50%
C000228456 | Hut 88337630
Holdings [Line Items]
Percent of Total Investments	6.10%
C000228456 | Cleanspark8337604
Holdings [Line Items]
Percent of Total Investments	4.90%
C000228456 | Iris Energy8337610
Holdings [Line Items]
Percent of Total Investments	4.70%
C000228456 | Galaxy Digital Holdings8337626
Holdings [Line Items]
Percent of Total Investments	4.50%
C000228456 | Applied Digital8337594
Holdings [Line Items]
Percent of Total Investments	4.00%
C000228456 | TeraWulf8337622
Holdings [Line Items]
Percent of Total Investments	4.00%
C000228456 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000228456 | United States
Holdings [Line Items]
Percent of Net Asset Value	77.20%
C000228456 | Canada
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000228456 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000228456 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000228456 | China
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000228456 | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000228456 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000228457 | Bloom Energy8337651
Holdings [Line Items]
Percent of Total Investments	19.90%
C000228457 | Plug Power8337660
Holdings [Line Items]
Percent of Total Investments	11.50%
C000228457 | Doosan Fuel Cell8337691
Holdings [Line Items]
Percent of Total Investments	8.90%
C000228457 | NEL8337696
Holdings [Line Items]
Percent of Total Investments	8.60%
C000228457 | FuelCell Energy8337655
Holdings [Line Items]
Percent of Total Investments	7.70%
C000228457 | Ballard Power Systems8337649
Holdings [Line Items]
Percent of Total Investments	4.30%
C000228457 | AFC Energy8337677
Holdings [Line Items]
Percent of Total Investments	4.00%
C000228457 | Iljin Hysolus ltd8337692
Holdings [Line Items]
Percent of Total Investments	3.70%
C000228457 | PowerCell Sweden8337698
Holdings [Line Items]
Percent of Total Investments	3.60%
C000228457 | Ceres Power Holdings8337679
Holdings [Line Items]
Percent of Total Investments	3.60%
C000228457 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000228457 | United States
Holdings [Line Items]
Percent of Net Asset Value	42.80%
C000228457 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000228457 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000228457 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000228457 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000228457 | China
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000228457 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000228457 | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000228457 | Norway
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000228457 | France
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000228457 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000229136 | Enphase Energy8337714
Holdings [Line Items]
Percent of Total Investments	9.50%
C000229136 | First Solar8337716
Holdings [Line Items]
Percent of Total Investments	8.80%
C000229136 | Ningbo Deye Technology8337761
Holdings [Line Items]
Percent of Total Investments	7.80%
C000229136 | Sungrow Power Supply8337778
Holdings [Line Items]
Percent of Total Investments	7.40%
C000229136 | LONGi Green Energy Technology8337759
Holdings [Line Items]
Percent of Total Investments	7.40%
C000229136 | NEXTracker8337717
Holdings [Line Items]
Percent of Total Investments	4.50%
C000229136 | TCL Zhonghuan Renewable Energy Technology8337780
Holdings [Line Items]
Percent of Total Investments	3.90%
C000229136 | Sunrun8337725
Holdings [Line Items]
Percent of Total Investments	3.90%
C000229136 | JA Solar Technology8337748
Holdings [Line Items]
Percent of Total Investments	3.70%
C000229136 | Shenzhen SC New Energy Technology8337772
Holdings [Line Items]
Percent of Total Investments	2.80%
C000229136 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000229136 | United States
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000229136 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000229136 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000229136 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000229136 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000229136 | China
Holdings [Line Items]
Percent of Net Asset Value	58.90%
C000229136 | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000229136 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000229136 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000229137 | Vestas Wind Systems8337849
Holdings [Line Items]
Percent of Total Investments	12.90%
C000229137 | Orsted8337847
Holdings [Line Items]
Percent of Total Investments	12.40%
C000229137 | Northland Power8337822
Holdings [Line Items]
Percent of Total Investments	10.00%
C000229137 | Ming Yang Smart Energy Group8337835
Holdings [Line Items]
Percent of Total Investments	7.60%
C000229137 | Nordex8337845
Holdings [Line Items]
Percent of Total Investments	4.50%
C000229137 | China Longyuan Power Group8337856
Holdings [Line Items]
Percent of Total Investments	4.30%
C000229137 | Cadeler8337863
Holdings [Line Items]
Percent of Total Investments	4.20%
C000229137 | CECEP Wind-Power8337824
Holdings [Line Items]
Percent of Total Investments	4.20%
C000229137 | Boralex8337818
Holdings [Line Items]
Percent of Total Investments	4.10%
C000229137 | Dajin Heavy Industry8337826
Holdings [Line Items]
Percent of Total Investments	3.50%
C000229137 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000229137 | Canada
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000229137 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000229137 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000229137 | China
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000229137 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000229137 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000229137 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000229137 | India
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000229137 | Greece
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000241147 | Zillow Group8338016
Holdings [Line Items]
Percent of Total Investments	10.70%
C000241147 | Guidewire Software8337995
Holdings [Line Items]
Percent of Total Investments	9.30%
C000241147 | KE Holdings8338044
Holdings [Line Items]
Percent of Total Investments	8.60%
C000241147 | Airbnb8337982
Holdings [Line Items]
Percent of Total Investments	7.90%
C000241147 | CoStar Group8337993
Holdings [Line Items]
Percent of Total Investments	7.40%
C000241147 | Procore Technologies8338006
Holdings [Line Items]
Percent of Total Investments	5.40%
C000241147 | Scout248338030
Holdings [Line Items]
Percent of Total Investments	4.70%
C000241147 | Rightmove8338034
Holdings [Line Items]
Percent of Total Investments	4.50%
C000241147 | Resideo Technologies8338008
Holdings [Line Items]
Percent of Total Investments	4.50%
C000241147 | REA Group8338024
Holdings [Line Items]
Percent of Total Investments	4.40%
C000241147 | United States
Holdings [Line Items]
Percent of Net Asset Value	68.70%
C000241147 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000241147 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000241147 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000241147 | China
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000241147 | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000241147 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000241147 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000243865 | RTX8338512
Holdings [Line Items]
Percent of Total Investments	8.20%
C000243865 | Palantir Technologies8338505
Holdings [Line Items]
Percent of Total Investments	8.10%
C000243865 | Northrop Grumman8338501
Holdings [Line Items]
Percent of Total Investments	7.90%
C000243865 | Lockheed Martin8338493
Holdings [Line Items]
Percent of Total Investments	7.90%
C000243865 | General Dynamics8338483
Holdings [Line Items]
Percent of Total Investments	7.90%
C000243865 | Rheinmetall8338520
Holdings [Line Items]
Percent of Total Investments	4.90%
C000243865 | Leidos Holdings8338491
Holdings [Line Items]
Percent of Total Investments	4.60%
C000243865 | L3Harris Technologies8338489
Holdings [Line Items]
Percent of Total Investments	4.50%
C000243865 | BAE Systems8338527
Holdings [Line Items]
Percent of Total Investments	4.30%
C000243865 | BWX Technologies8338481
Holdings [Line Items]
Percent of Total Investments	4.30%
C000243865 | United States
Holdings [Line Items]
Percent of Net Asset Value	67.90%
C000243865 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000243865 | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000243865 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000243865 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000243865 | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000243865 | Israel
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000243865 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000243865 | France
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000243865 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000243865 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000249893 | Cellnex Telecom8338554
Holdings [Line Items]
Percent of Total Investments	3.10%
C000249893 | Ferrovial8338556
Holdings [Line Items]
Percent of Total Investments	3.10%
C000249893 | Larsen & Toubro8338612
Holdings [Line Items]
Percent of Total Investments	3.10%
C000249893 | Tata Steel8338628
Holdings [Line Items]
Percent of Total Investments	3.10%
C000249893 | UltraTech Cement8338632
Holdings [Line Items]
Percent of Total Investments	3.10%
C000249893 | Tenaris8338709
Holdings [Line Items]
Percent of Total Investments	3.00%
C000249893 | Canadian Pacific Kansas City8338543
Holdings [Line Items]
Percent of Total Investments	3.00%
C000249893 | Prysmian8338637
Holdings [Line Items]
Percent of Total Investments	3.00%
C000249893 | Canadian National Railway8338541
Holdings [Line Items]
Percent of Total Investments	3.00%
C000249893 | Holcim8338547
Holdings [Line Items]
Percent of Total Investments	3.00%
C000249893 | United States
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000249893 | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000249893 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000249893 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000249893 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000249893 | China
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000249893 | Japan
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000249893 | Italy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000249893 | France
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000249893 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000249893 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000249893 | India
Holdings [Line Items]
Percent of Net Asset Value	21.60%